Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating ROU assets	$ 3,500,000	$ 4,000,000.0
Operating lease liabilities	3,600,000	4,100,000
Rent expense	$ 819,000	$ 817,000
Lease term		15 years